Consolidated statements of cash flows (USD $)	11 Months Ended	12 Months Ended
	Nov. 30, 2009	Nov. 30, 2011	Nov. 30, 2010
Loss	$ (1,838,735)	$ (4,880,277)	$ (5,761,091)
Items not affecting cash
Depreciation	344,768	227,456	242,778
Stock-based compensation (Notes 10 & 11)	18,529	702,461	1,023,626
Deferred share units (Note 12)		33,101	12,426
Interest accrual	82,381	7,739	95,113
Investment tax credit written off (Note 19)			26,832
Fair value adjustment of derivative liability (Note 14)	(286,983)	(5,346,878)	(223,782)
Write down on long lived assets			36,481
Financing expense (Note 10)		884,587
Unrealized foreign exchange loss (gain)	(669,379)	203,603	195,361
Change in non-cash operating assets & liabilities
Accounts receivable	12,042	(1,764)	3,808
Investment tax credits	(411,228)	869,406	675,461
Prepaid expenses and sundry assets	43,969	17,189	36,776
Accounts payable and accrued liabilities	(1,631,804)	203,743	(1,117,563)
Deferred revenue	(521,543)	98,186	(1,440,421)
Cash flows used in operating activities	(4,857,983)	(6,981,448)	(6,194,195)
Financing activities
Payments to related parties (Note 7)		(801,551)	(860,703)
Receipts from due to related parties	1,164,367
Repayment of capital lease obligations	(31,363)	(22,452)	(36,317)
Deferred offering cost			(9,981)
Share issuance costs	(334,508)
Issuance of common shares on exercise of stock options (Note 11)		93,165
Proceeds from issuance of shares and warrants, gross (Note 10)		12,000,000
Cash flows provided from (used in) financing activities	798,496	11,269,162	(907,001)
Investing activity
Purchase of property and equipment	(93,412)	(262,142)	(133,878)
Cash received on acquisition of Vasogen (Note 4)	11,334,855
Cash flows (used in) provided from investing activities	11,241,443	(262,142)	(133,878)
Effect of foreign exchange gain on cash held in foreign currency	(69,677)	2,380	9,718
Increase (decrease) in cash	7,112,279	4,027,952	(7,225,356)
Cash, beginning of period	902,213	789,136	8,014,492
Cash and cash equivalents, end of period	8,014,492	4,817,088	789,136
Supplemental cash flow information
Interest paid (Note 7)		$ 163,099	$ 104,943